Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Unused tax losses
Potential tax benefit at local tax rates	$ 77,738	$ 55,573	$ 51,807
Other temporary differences
Potential tax benefit at local tax rates	7,424	6,782	3,130
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220	3,220
Deferred tax assets not brought to account	$ 88,382	$ 65,575	$ 58,157